Expense Example - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund - Strategic Advisers Emerging Markets Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 55
3 years	185
5 years	372
10 years	$ 915